CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities:
Net income (loss)	$ (3,026,033)	$ 854,187
Adjustment to reconcile net (loss) income to net cash used in operating activities:
Depletion, depreciation, amortization, and accretion	692,906	672,774
Deferred income tax benefit	(1,048,832)	(427,471)
Accrued interest expense on note payable and other current liabilities	210,990	13,548
Interest income on investments and notes receivable	(37,587)	(13,282)
Gain on asset sales		(5,834,293)
Loss on exchange of debt for ORRI		316,531
Stock-based compensation		2,498,286
Compensation - assignment of property	166,449
Changes in operating assets and liabilities:
Accounts receivables	(8,191)	18,652
Prepaid expenses and other assets	84,860	(16,465)
Accounts payable	331,318	(382,316)
Accrued liabilities	89,301	(99,401)
Due to related parties	285,153	491,948
Asset retirement obligations settled	(28,087)
Other liabilities - current	(81,498)	(151,890)
Net cash used in operating activities	(2,369,251)	(2,059,192)
Cash Flows from Investing Activities:
Investment in property, plant and equipment, net	(200,000)	(3,579,000)
Proceeds from sale of interest in oil and natural gas properties		2,499,920
Investment of interest in oil and natural gas properties		(208,177)
Loss on settlement of asset retirement obligations	(105,538)
Proceeds from sale of restricted investments		193,412
Net cash (used in) provided by investing activities	(305,538)	(1,093,845)
Cash Flows from Financing Activities:
Members' contributions prior to reorganization		145,500
Members' withdrawals prior to reorganization		(59,294)
Issuance of common stock	12,000	1,380,923
Issuance of preferred stock		1
Proceeds from note payable	3,169,529	2,000,000
Repayment of note payable		(20,000)
Proceeds from related party	227,500	322,705
Repayment to related party	(445,000)	(160,000)
Net cash provided by (used in) financing activities	2,964,029	3,609,835
Net Change in Cash	289,240	456,798
Cash - Beginning of period	120,010	405
Cash - End of period	409,250	457,203
Supplemental cash flow information:
Cash interest payments	55,603	92,495
Supplemental Non-Cash Investing and Financing Activities:
Asset retirement obligations sold recorded as a reduction of oil and natural gas properties		3,407,818
ORRI interest acquired through and exchange of debt		652,560
Partial purchase of note payable by related party		$ 70,000
Debentures associated with Standby Retainer, Consulting, and Services Agreement	720,000
Capital expenditures accrued in accounts payable and accrued liabilities	$ (157,241)